Travel Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of Travel Accounts Payables
Travel accounts payable consist of the following:

	As of December 31, 2020	As of December 31, 2019
Hotels and other travel service suppliers (1)	131,744	179,397
Cancelled reservations pending payment to travelers	90,764	—
Airlines	6,927	27,557

	$229,435	$206,954

(1)	Includes $76,603 and $140,987 as of December 31, 2020 and December 31, 2019, respectively, for deferred merchant bookings which will be due after the traveler has checked out.